Loans and Borrowings - Additional Information (Detail) € in Millions, ₨ in Millions, ر.س in Millions, £ in Millions, Rp in Millions, $ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)	Mar. 31, 2018 EUR (€)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 GBP (£)	Mar. 31, 2018 SAR (ر.س)	Mar. 31, 2018 CAD ($)	Mar. 31, 2018 IDR (Rp)
Disclosure of detailed information about borrowings [line items]
Obligations under finance leases	₨ 5,442	₨ 8,280
Interest expense	₨ 3,045	1,916
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Finance lease contract term	1 year
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Finance lease contract term	5 years
Bank overdraft [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₨ 79,598	116,742
Line of credit [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	10,000
Line of credit [member] | U.S.Dollar [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings | $				$ 1,748
Remaining borrowing capacity | $				$ 711
Line of credit [member] | Canadian Dollar [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings | $							$ 57
Remaining borrowing capacity | $							$ 27
Line of credit [member] | EURO [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings | €			€ 19
Remaining borrowing capacity | €			€ 2
Line of credit [member] | Great British Pound [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings | £					£ 43
Remaining borrowing capacity | £					£ 42
Line of credit [member] | Indonesia, Rupiahs
Disclosure of detailed information about borrowings [line items]
Short-term borrowings | Rp								Rp 13,000
Remaining borrowing capacity | Rp								Rp 13,000
Line of credit [member] | Saudi Arabian Riyal [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings | ر.س						ر.س 43
Remaining borrowing capacity | ر.س						ر.س 39
Line of credit [member] | Indian Rupee [member]
Disclosure of detailed information about borrowings [line items]
Remaining borrowing capacity	1,003
Revolving credit facilities non-fund based [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	44,022	51,739
Remaining borrowing capacity	₨ 22,476	₨ 29,716